Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2016 Restructuring Activities (Detail) - Fiscal 2016 October Restructuring [Member] - Employee Termination Costs [Member]
$ in Thousands
12 Months Ended
Mar. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 3,870
Restructuring costs paid	(3,809)
Adjustments	(24)
Currency translation adjustment	(20)
Balance at end of year	$ 17